Label	Element	Value
Emerging Europe Fund | Emerging Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

EMERGING EUROPE FUND (formerly known as the Eastern European Fund):

The Eastern European Fund is now known as the Emerging Europe Fund. All references to the “Eastern European Fund” should be replaced with “Emerging Europe Fund.”

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Europe Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).